Note 21 - Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 31, 2016	December 31, 2015	December 31, 2014
Income (loss) available to common shareholders	€ 3,842,201	(€1,666,658)	(€512,007)
Number of shares for the computation of basic EPS	27,823,313	25,021,966	23,600,428
Basic EPS	€ 0.14	(€0.07)	(€0.02)
Effect of dilutive securities	1,542,270	1,978,758	0
Number of shares for the computation of diluted EPS	29,365,583	25,021,966	23,600,428
Diluted EPS income (loss)	€ 0.13	(€ 0.07)	(€0.02)